SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Land use rights and Segment reporting (Details)	12 Months Ended
Dec. 31, 2025 segment
Leases
Number of operating segment	1
Number of reportable segments	1
Land use rights | Minimum
Leases
Operating lease term of contract	40 years
Land use rights | Maximum
Leases
Operating lease term of contract	50 years